Debt (Q1) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 11, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024
Line of Credit Facility [Line Items]
Total payoff amount of term loan			$ 27,457,000	$ 0	$ 0
Loss on extinguishment of debt			740,000	0	$ 0
2020 Term Loans
Line of Credit Facility [Line Items]
Total payoff amount of term loan	$ 22,300,000
Principal amount extinguished	19,800,000
Final payment fee	2,300,000
Prepayment fee	200,000	$ 200,000	200,000
Accrued interest	$ 100,000
Loss on extinguishment of debt		700,000	700,000
Unamortized debt issuance cost		$ 500,000	500,000
Outstanding borrowings			$ 0	$ 25,000,000		$ 0